Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consist of the following:
	December 31,	December 31,
	2014	2015
	HK$	HK$

Raw materials	28,298	33,049
Work in progress	40,658	43,432
Finished goods	27,074	28,740
	96,030	105,221